RELATED PARTY TRANSACTIONS AND BALANCES - Schedule of Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Related Party Transaction
Loans to related parties	¥ (168,695,802)	$ (24,458,592)	¥ (604,618,942)	¥ (528,356,500)
Sublease revenue from related party	61,578,703	8,928,073	74,689,226	77,676,665
GTI
Related Party Transaction
Loans to related parties	(162,490,000)	(23,558,835)	(206,256,382)
Repayment of loan from related party	42,305,000	6,133,648		8,424,629
Aotao
Related Party Transaction
Loans to related parties			(186,051,400)	(479,356,500)
Repayment of loan from related party			(121,000,000)	(499,421,550)
Advertising service from related party	(5,550,000)	(804,674)	(6,473,400)	(3,920,000)
Interest income from related party				2,316,856
Franchise management fee to related party			49,648	41,867
Napa
Related Party Transaction
Purchase from related party	(413,690)		(2,547,178)	(2,059,566)	$ (59,979)
Hanyuan
Related Party Transaction
Loans to related parties	(3,237,408)	(469,380)	(3,406,100)
Yibon
Related Party Transaction
Loans to related parties			(3,000,000)	(9,000,000)
Repayment of loan from related party	1,250,000	181,233	3,750,000
Interest income from related party	12,333	1,788	544,352	18,667,117
Franchise management fee to related party	1,285,068	186,317	1,251,888	852,287
Qiwen
Related Party Transaction
Loans to related parties	¥ (2,360,000)	$ (342,168)
Interest rate on loans receivable	7.90%	7.90%
JYHM
Related Party Transaction
Purchase from related party	¥ (20,754)		(667,751)	(40,000)	(3,009)
Sublease revenue from related party	47,704	$ 6,916	261,392	284,179
Yueyuan
Related Party Transaction
Loans to related parties	(608,394)	$ (88,209)
Bellagio
Related Party Transaction
Purchase from related party	¥ 204,087		367,804		$ 29,590
Beifu HK
Related Party Transaction
Loans to related parties			(169,511,160)
Repayment of loan from related party			143,383,500
Da Niang Group
Related Party Transaction
Loans to related parties			(39,800,000)	(40,000,000)
Repayment of loan from related party			(39,800,000)	(40,000,000)
Interest income from related party				352,882
Service purchased from related party			(221,389)	(724,045)
Sublease revenue from related party			¥ 27,000	¥ 36,000